INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (Recovery)
	2020	2019
Current tax
Current tax expense in respect of the current year	$—	$—

Deferred tax
Deferred tax expense (recovery) in the current year	—	—
Total income tax expense recognized in the current year	$—	$—

Schedule of effective income tax rate reconciliation
	2020 (Restated)(d)		2019
Loss before income taxes	$(25,895	)(a)	$(45,980	)(b)
Expected federal income tax recovery calculated at 27%(c)	(6,992)		(12,415)
Effect of income/expenses, net, that are not (taxable)/deductible (permanent differences) in determining taxable profit	(1,454)		2,019
Tax rates differences applicable to foreign subsidiaries	(143)		(632)
Adjustments related to prior years	958		—
Change valuation allowance	8,009		10,150
Foreign exchange	(378)		878
Income tax expense	$—		$—

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax asset (liability)
Non-capital losses carry forward	$18,436	$11,909
Capital losses carryforward	98	—
Other	1,697	1,567
Property, plant and equipment	279	—
Intangibles	441	—
Deferred tax assets	$20,951	$13,476
Valuation allowance	(20,525)	(12,515)
Intangible assets	(5,700)	(5,713)
Other	(426)	(948)
Net deferred tax liability	$(5,700)	$(5,700)

Schedule of summary of operating loss carryforwards
	Canada	United States	Colombia	United Kingdom	Portugal	Germany
2030	$—	$—	$3,176	$—	$—	$—
2031			14,635		2,150
2032			7,048		5,157
2037	75	641	—
2038	323	—	—
2039	3,914
2040	11,519
Indefinite	—	11,963	—	1,761		7,824
Total	$15,831	$12,604	$24,859	$1,761	$7,307	$7,824